Interest Rate Benchmark Reform (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Summary Of Financial Instruments Yet To Be Transitioned To An Alternative Benchmark Rate
The following tables show quantitative information about financial instruments that have yet to be transitioned to an alternative benchmark rate at March 31, 2023 and 2022.

	At March 31, 2023
	USD LIBOR (1)	Others (1) (2)

	(In billions)
Carrying amount of non-derivative financial assets	¥9,568	¥—
Carrying amount of non-derivative financial liabilities	1,351	—
Derivative notional amounts	247,066	—

	At March 31, 2022
	USD LIBOR (1)	Others (1) (2)
	(In billions)
Carrying amount of non-derivative financial assets	¥13,330	¥370
Carrying amount of non-derivative financial liabilities	1,344	—
Derivative notional amounts	221,161	1,756

(1)	The amounts in the table above are the aggregation of the amounts used for regulatory reporting of SMFG, SMBC, SMBC’s subsidiaries and SMBC Nikko Securities.
(2)
“Others” consists of JPY and GBP LIBOR contracts, most of which include contracts that will switch to using alternative reference rates at the next reset after March 31, 2023 and 2022. It also includes, to a limited extent, synthetic LIBOR contracts that the Group utilized as a temporary solution.